Financial Instruments - Summary of Fair Value Measurements of Long-term Debt, Derivative Warrant Liabilities and Contingent Consideration (Details) - Recurring fair value measurement [member] - CAD ($)
$ in Thousands
		Dec. 31, 2025	Dec. 31, 2024
Marketable Securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets		$ 84	$ 139
Investments at FVOCI
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets		11,236	8,053
Derivative Warrants
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial liabilities	[1]		26
Level 1 | Marketable Securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets		84	139
Level 1 | Investments at FVOCI
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets		11,236	8,053
Level 1 | Derivative Warrants
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial liabilities	[1]		0
Level 2 | Marketable Securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets		0	0
Level 2 | Investments at FVOCI
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets		0	0
Level 2 | Derivative Warrants
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial liabilities	[1]		0
Level 3 | Marketable Securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets		0	0
Level 3 | Investments at FVOCI
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets		$ 0	0
Level 3 | Derivative Warrants
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial liabilities	[1]		$ 26

[1]	The carrying amount is an estimate of the fair value of the derivative warrants and is presented as a current liability. The Company has no cash obligation with respect to the derivative warrants, rather it will deliver common shares if and when warrants are exercised.